Summary of changes in goodwill (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Summary Of Changes In Goodwill
Goodwill gross carrying amount, balance at beginning	$ 4,506,653
Acquired through business combination	972,374	4,506,653
Goodwill gross carrying amount, balance at ending	5,479,027	4,506,653
Goodwill accumulated impairment at beginning
Impairment loss recognised
Goodwill accumulated impairment at ending
Carrying amount at the end of the period	$ 5,479,027	$ 4,506,653